Schedule of Investments (unaudited)
October 31, 2024
 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 79.1%
Communication Services — 7.8%
Diversified Telecommunication Services — 1.4%
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	$2,500,000	$762,709 (a)
Altice France SA, Senior Secured Notes	5.500%	1/15/28	2,670,000	2,074,860 (a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	710,000	531,853 (a)
Level 3 Financing Inc., Senior Secured Notes	11.000%	11/15/29	3,160,000	3,569,732 (a)
Total Diversified Telecommunication Services				6,939,154
Entertainment — 1.4%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	1,730,000	761,416 (a)
AMC Entertainment Holdings Inc., Senior Notes	5.750%	6/15/25	1,690,000	1,676,870
AMC Entertainment Holdings Inc., Senior Secured Notes	7.500%	2/15/29	2,010,000	1,736,233 (a)
Banijay Entertainment SAS, Senior Secured Notes	8.125%	5/1/29	2,350,000	2,438,958 (a)
Total Entertainment				6,613,477
Interactive Media & Services — 0.1%
Match Group Holdings II LLC, Senior Notes	5.000%	12/15/27	370,000	361,577 (a)
Media — 3.6%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	3/1/30	4,900,000	4,461,448 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	1,600,000	1,430,342 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	3,000,000	2,554,942
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	710,000	684,399 (a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	3,470,000	3,446,839
DISH DBS Corp., Senior Notes	7.750%	7/1/26	2,327,000	1,970,916
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	1,340,000	1,242,766 (a)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,200,000	1,050,703 (a)
Univision Communications Inc., Senior Secured Notes	8.000%	8/15/28	850,000	864,651 (a)
Total Media				17,707,006
Wireless Telecommunication Services — 1.3%
CSC Holdings LLC, Senior Notes	11.250%	5/15/28	2,380,000	2,323,104 (a)
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	1,160,000	1,132,351 (a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	3,320,000	2,810,243 (a)
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	640,000	313,475 (a)
Total Wireless Telecommunication Services				6,579,173

Total Communication Services				38,200,387
Consumer Discretionary — 20.8%
Automobile Components — 1.6%
American Axle & Manufacturing Inc., Senior Notes	6.250%	3/15/26	62,000	61,971
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	3,000,000	2,717,134
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	1,030,000	1,081,957 (a)
ZF North America Capital Inc., Senior Notes	6.875%	4/14/28	1,940,000	1,958,601 (a)
ZF North America Capital Inc., Senior Notes	7.125%	4/14/30	200,000	201,299 (b)
ZF North America Capital Inc., Senior Notes	6.750%	4/23/30	2,020,000	1,992,859 (a)
Total Automobile Components				8,013,821
Automobiles — 1.5%
Ford Motor Co., Senior Notes	6.100%	8/19/32	1,000,000	1,004,692
Ford Motor Credit Co. LLC, Senior Notes	7.350%	11/4/27	1,890,000	1,985,911
See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2024
 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Automobiles — continued
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	$4,150,000	$4,219,761 (a)
Total Automobiles				7,210,364
Distributors — 0.9%
Accelerate360 Holdings LLC, Secured Notes	8.000%	3/1/28	1,425,000	1,491,084 (a)
American News Co. LLC, Secured Notes (8.500% Cash or 10.000% PIK)	8.500%	9/1/26	1,399,346	1,574,264 (a)(c)
Ritchie Bros Holdings Inc., Senior Secured Notes	6.750%	3/15/28	1,330,000	1,365,472 (a)
Total Distributors				4,430,820
Diversified Consumer Services — 0.3%
Adtalem Global Education Inc., Senior Secured Notes	5.500%	3/1/28	1,132,000	1,109,339 (a)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	2,560,000	652,800 (a)
Total Diversified Consumer Services				1,762,139
Hotels, Restaurants & Leisure — 10.9%
Caesars Entertainment Inc., Senior Notes	8.125%	7/1/27	776,000	791,709 (a)
Caesars Entertainment Inc., Senior Notes	6.000%	10/15/32	2,230,000	2,176,664 (a)
Caesars Entertainment Inc., Senior Secured Notes	7.000%	2/15/30	2,000,000	2,051,675 (a)
Carnival Corp., Senior Notes	5.750%	3/1/27	930,000	933,371 (a)
Carnival Corp., Senior Notes	6.000%	5/1/29	5,820,000	5,833,506 (a)
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	3,510,000	3,770,224 (a)
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., Senior Secured Notes	4.625%	1/15/29	1,500,000	1,401,576 (a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	2,310,000	2,307,960 (a)
Life Time Inc., Senior Secured Notes	6.000%	11/15/31	680,000	677,538 (a)(d)
Light & Wonder International Inc., Senior Notes	7.000%	5/15/28	270,000	271,355 (a)
Melco Resorts Finance Ltd., Senior Notes	4.875%	6/6/25	1,000,000	989,479 (a)
Melco Resorts Finance Ltd., Senior Notes	5.250%	4/26/26	1,565,000	1,535,994 (a)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	1,000,000	918,046 (a)
MGM Resorts International, Senior Notes	5.500%	4/15/27	1,730,000	1,727,389
Mohegan Tribal Gaming Authority, Secured Notes	8.000%	2/1/26	569,000	565,528 (a)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	590,000	626,386 (a)
NCL Corp. Ltd., Senior Notes	6.250%	3/1/30	2,000,000	1,979,703 (a)
NCL Corp. Ltd., Senior Secured Notes	8.375%	2/1/28	470,000	492,684 (a)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	5,130,000	5,442,037 (a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	1,430,000	1,439,927 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	3,550,000	3,537,717 (a)
Sizzling Platter LLC/Sizzling Platter Finance Corp., Senior Secured Notes	8.500%	11/28/25	780,000	781,657 (a)
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Senior Secured Notes	5.875%	5/15/25	540,000	538,959 (a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	4,500,000	4,538,565 (a)
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	2,000,000	2,161,274 (a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	490,000	476,718 (a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	3,500,000	3,362,466 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	5.125%	10/1/29	2,300,000	2,234,751 (a)
Total Hotels, Restaurants & Leisure				53,564,858
Household Durables — 1.0%
Dream Finders Homes Inc., Senior Notes	8.250%	8/15/28	2,000,000	2,094,492 (a)
Newell Brands Inc., Senior Notes	6.375%	5/15/30	840,000	845,939 (d)
See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2024 Quarterly Report

 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Household Durables — continued
TopBuild Corp., Senior Notes	3.625%	3/15/29	$2,500,000	$2,294,126 (a)
Total Household Durables				5,234,557
Specialty Retail — 4.6%
Academy Ltd., Senior Secured Notes	6.000%	11/15/27	440,000	439,167 (a)
Acushnet Co., Senior Notes	7.375%	10/15/28	1,320,000	1,377,713 (a)
Bath & Body Works Inc., Senior Notes	5.250%	2/1/28	2,400,000	2,369,010
FirstCash Inc., Senior Notes	5.625%	1/1/30	2,380,000	2,313,008 (a)
Foot Locker Inc., Senior Notes	4.000%	10/1/29	4,150,000	3,570,115 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.375%	1/15/29	2,500,000	2,349,999 (a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	4,060,000	2,926,602 (a)
NMG Holding Co. Inc./Neiman Marcus Group LLC, Senior Secured Notes	8.500%	10/1/28	1,540,000	1,567,115 (a)
PetSmart Inc./PetSmart Finance Corp., Senior Notes	7.750%	2/15/29	2,450,000	2,380,596 (a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	6.750%	3/1/32	780,000	790,386
Upbound Group Inc., Senior Notes	6.375%	2/15/29	2,590,000	2,467,539 (a)
Total Specialty Retail				22,551,250

Total Consumer Discretionary				102,767,809
Consumer Staples — 0.7%
Beverages — 0.2%
Triton Water Holdings Inc., Senior Notes	6.250%	4/1/29	1,130,000	1,117,402 (a)
Food Products — 0.5%
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed Ingredients Inc., Secured Notes	4.625%	3/1/29	2,670,000	2,476,061 (a)

Total Consumer Staples				3,593,463
Energy — 10.1%
Energy Equipment & Services — 0.6%
Shelf Drilling Holdings Ltd., Senior Secured Notes	9.625%	4/15/29	1,430,000	1,295,072 (a)
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	1,890,000	1,691,189 (a)
Total Energy Equipment & Services				2,986,261
Oil, Gas & Consumable Fuels — 9.5%
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	3,637,000	3,548,425 (a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	630,000	629,971 (a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.000%	7/15/29	2,980,000	3,059,140 (a)
Chord Energy Corp., Senior Notes	6.375%	6/1/26	2,330,000	2,336,636 (a)
Crescent Energy Finance LLC, Senior Notes	9.250%	2/15/28	3,480,000	3,654,519 (a)
EQM Midstream Partners LP, Senior Notes	6.000%	7/1/25	440,000	440,825 (a)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/27	2,500,000	2,558,010 (a)
Expand Energy Corp., Senior Notes	8.375%	9/15/28	2,000,000	2,058,893
HF Sinclair Corp., Senior Notes	6.375%	4/15/27	1,380,000	1,397,758
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	6.000%	4/15/30	1,500,000	1,432,007 (a)
Howard Midstream Energy Partners LLC, Senior Notes	8.875%	7/15/28	2,350,000	2,481,316 (a)
MEG Energy Corp., Senior Notes	5.875%	2/1/29	1,700,000	1,668,133 (a)
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	10.342%	9/30/29	756,757	745,405 (a)(e)(f)(g)
Northern Oil & Gas Inc., Senior Notes	8.125%	3/1/28	1,630,000	1,647,180 (a)
Permian Resources Operating LLC, Senior Notes	8.000%	4/15/27	510,000	524,547 (a)
See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2024
 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Permian Resources Operating LLC, Senior Notes	5.875%	7/1/29	$3,500,000	$3,453,207 (a)
Permian Resources Operating LLC, Senior Notes	9.875%	7/15/31	1,000,000	1,105,674 (a)
Range Resources Corp., Senior Notes	8.250%	1/15/29	2,000,000	2,062,074
Venture Global LNG Inc., Senior Secured Notes	9.500%	2/1/29	1,880,000	2,079,148 (a)
Venture Global LNG Inc., Senior Secured Notes	7.000%	1/15/30	1,160,000	1,167,961 (a)
Venture Global LNG Inc., Senior Secured Notes	8.375%	6/1/31	5,500,000	5,716,948 (a)
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	2,860,000	2,842,763
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	100,000	99,434
Total Oil, Gas & Consumable Fuels				46,709,974

Total Energy				49,696,235
Financials — 8.5%
Banks — 2.7%
Banco Santander SA, Junior Subordinated Notes (9.625% to 11/21/33 then 5 year Treasury Constant Maturity Rate + 5.298%)	9.625%	5/21/33	1,200,000	1,384,990 (g)(h)
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. Term SOFR + 3.193%)	5.875%	3/15/28	690,000	697,236 (g)(h)
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	2,520,000	2,616,100 (a)(g)(h)
BNP Paribas SA, Junior Subordinated Notes (8.000% to 8/22/31 then 5 year Treasury Constant Maturity Rate + 3.727%)	8.000%	8/22/31	480,000	500,350 (a)(g)(h)
Citigroup Inc., Junior Subordinated Notes (7.200% to 5/15/29 then 5 year Treasury Constant Maturity Rate + 2.905%)	7.200%	5/15/29	1,300,000	1,356,229 (g)(h)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,760,000	1,806,882 (a)(g)(h)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	920,000	930,128 (g)(h)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	1,480,000	1,546,095 (g)(h)
Toronto-Dominion Bank, Junior Subordinated Notes (8.125% to 10/31/27 then 5 year Treasury Constant Maturity Rate + 4.075%)	8.125%	10/31/82	2,300,000	2,429,157 (g)
Total Banks				13,267,167
Capital Markets — 0.7%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	790,000	689,250 (g)(h)
Coinbase Global Inc., Senior Notes	3.375%	10/1/28	1,100,000	978,809 (a)
Credit Suisse AG AT1 Claim	—	—	1,010,000	0 *(e)(f)(i)
StoneX Group Inc., Senior Secured Notes	7.875%	3/1/31	910,000	958,204 (a)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	720,000	888,069 (a)(g)
Total Capital Markets				3,514,332
Consumer Finance — 0.2%
Midcap Financial Issuer Trust, Senior Notes	6.500%	5/1/28	1,180,000	1,116,502 (a)
Financial Services — 2.4%
Boost Newco Borrower LLC, Senior Secured Notes	7.500%	1/15/31	2,300,000	2,426,913 (a)
Burford Capital Global Finance LLC, Senior Notes	6.875%	4/15/30	2,400,000	2,413,101 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	4.500%	11/15/29	660,000	624,940 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	1,750,000	1,815,345 (a)
See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2024 Quarterly Report

 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Financial Services — continued
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	7.875%	5/1/27	$140,000	$136,443 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	9.500%	6/1/28	3,700,000	3,638,772 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	6.375%	2/1/30	1,000,000	857,080 (a)
Total Financial Services				11,912,594
Insurance — 0.5%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, Senior Notes	7.875%	11/1/29	1,490,000	1,489,978 (a)
Ryan Specialty LLC, Senior Secured Notes	5.875%	8/1/32	750,000	748,151 (a)
Total Insurance				2,238,129
Mortgage Real Estate Investment Trusts (REITs) — 2.0%
Apollo Commercial Real Estate Finance Inc., Senior Secured Notes	4.625%	6/15/29	470,000	408,122 (a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	4.250%	2/1/27	870,000	842,952 (a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	4.750%	6/15/29	3,000,000	2,861,011 (a)
Starwood Property Trust Inc., Senior Notes	3.750%	12/31/24	1,000,000	998,069 (a)
Starwood Property Trust Inc., Senior Notes	7.250%	4/1/29	2,890,000	2,960,926 (a)
Starwood Property Trust Inc., Senior Notes	6.000%	4/15/30	1,970,000	1,932,879 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				10,003,959

Total Financials				42,052,683
Health Care — 7.0%
Health Care Equipment & Supplies — 0.5%
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	2,330,000	2,373,557 (a)
Health Care Providers & Services — 3.7%
Akumin Inc., Senior Secured Notes (9.000% PIK)	9.000%	8/1/27	1,310,000	1,122,631 (a)(c)
CHS/Community Health Systems Inc., Senior Secured Notes	5.625%	3/15/27	2,000,000	1,952,264 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	6.000%	1/15/29	5,000,000	4,713,931 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	1,230,000	1,319,746 (a)
LifePoint Health Inc., Senior Secured Notes	9.875%	8/15/30	1,000,000	1,095,131 (a)
LifePoint Health Inc., Senior Secured Notes	11.000%	10/15/30	4,650,000	5,189,191 (a)
Sotera Health Holdings LLC, Senior Secured Notes	7.375%	6/1/31	2,400,000	2,460,744 (a)
U.S. Renal Care Inc., Senior Secured Notes	10.625%	6/28/28	693,000	580,387 (a)
Total Health Care Providers & Services				18,434,025
Pharmaceuticals — 2.8%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	80,000	77,514 (a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	1,820,000	1,130,816 (a)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	655,000	360,865 (a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	1,000,000	982,565 (a)
Bausch Health Cos. Inc., Senior Secured Notes	6.125%	2/1/27	2,860,000	2,584,725 (a)
Par Pharmaceutical Inc., Escrow	—	—	1,580,000	0 *(a)(e)(f)(i)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	4,590,000	4,465,036
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.750%	3/1/28	250,000	255,874
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.875%	9/15/29	2,540,000	2,743,551
See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2024
 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Pharmaceuticals — continued
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	$1,000,000	$1,119,676
Total Pharmaceuticals				13,720,622

Total Health Care				34,528,204
Industrials — 15.1%
Aerospace & Defense — 3.1%
AAR Escrow Issuer LLC, Senior Notes	6.750%	3/15/29	1,350,000	1,381,027 (a)
Bombardier Inc., Senior Notes	7.500%	2/1/29	680,000	708,750 (a)
Bombardier Inc., Senior Notes	8.750%	11/15/30	4,000,000	4,339,064 (a)
Bombardier Inc., Senior Notes	7.250%	7/1/31	2,200,000	2,275,698 (a)
TransDigm Inc., Senior Secured Notes	6.750%	8/15/28	2,410,000	2,464,733 (a)
TransDigm Inc., Senior Secured Notes	6.375%	3/1/29	1,950,000	1,981,765 (a)
TransDigm Inc., Senior Secured Notes	6.875%	12/15/30	1,250,000	1,282,455 (a)
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	700,000	725,216 (a)
Total Aerospace & Defense				15,158,708
Commercial Services & Supplies — 2.8%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes	4.625%	6/1/28	1,470,000	1,377,868 (a)
CoreCivic Inc., Senior Notes	8.250%	4/15/29	4,700,000	4,942,779
GEO Group Inc., Senior Notes	10.250%	4/15/31	4,400,000	4,719,277
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	2,300,000	2,370,994 (a)
Madison IAQ LLC, Senior Secured Notes	4.125%	6/30/28	300,000	286,035 (a)
Total Commercial Services & Supplies				13,696,953
Construction & Engineering — 1.2%
Brundage-Bone Concrete Pumping Holdings Inc., Secured Notes	6.000%	2/1/26	1,150,000	1,145,419 (a)
Empire Communities Corp., Senior Notes	9.750%	5/1/29	2,520,000	2,636,104 (a)
Tutor Perini Corp., Senior Notes	11.875%	4/30/29	2,210,000	2,427,718 (a)
Total Construction & Engineering				6,209,241
Electrical Equipment — 0.2%
Gates Corp., Senior Notes	6.875%	7/1/29	820,000	843,518 (a)
Ground Transportation — 0.8%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	2,430,000	2,292,118 (a)
RXO Inc., Senior Notes	7.500%	11/15/27	1,480,000	1,526,871 (a)
Total Ground Transportation				3,818,989
Machinery — 1.1%
Esab Corp., Senior Notes	6.250%	4/15/29	1,060,000	1,079,990 (a)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	3,300,000	3,203,667
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	1,300,000	1,238,310 (a)
Total Machinery				5,521,967
Passenger Airlines — 3.7%
Air Canada, Senior Secured Notes	3.875%	8/15/26	1,500,000	1,452,291 (a)
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	950,000	966,381 (a)
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	5,590,000	5,878,204 (a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	2,060,000	2,041,578 (a)
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	860,000	881,724
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,314,000	817,862 (a)
See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2024 Quarterly Report

 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Passenger Airlines — continued
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	$2,630,000	$1,636,969 (a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	4,500,000	4,310,119 (a)
United Airlines Pass-Through Trust	4.875%	1/15/26	208,000	206,267
Total Passenger Airlines				18,191,395
Professional Services — 0.7%
RR Donnelley & Sons Co., Secured Notes	10.875%	8/1/29	2,220,000	2,190,833 (a)
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	1,090,000	1,098,589 (a)
Total Professional Services				3,289,422
Trading Companies & Distributors — 1.2%
Beacon Roofing Supply Inc., Senior Secured Notes	6.500%	8/1/30	610,000	620,670 (a)
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	440,000	406,689 (a)
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	2,500,000	2,462,394
United Rentals North America Inc., Senior Secured Notes	6.000%	12/15/29	2,500,000	2,542,430 (a)
Total Trading Companies & Distributors				6,032,183
Transportation Infrastructure — 0.3%
Railworks Holdings LP/Railworks Rally Inc., Secured Notes	8.250%	11/15/28	1,700,000	1,746,311 (a)

Total Industrials				74,508,687
Information Technology — 2.5%
Communications Equipment — 1.0%
CommScope LLC, Senior Secured Notes	6.000%	3/1/26	500,000	488,729 (a)
CommScope LLC, Senior Secured Notes	4.750%	9/1/29	2,110,000	1,806,688 (a)
CommScope Technologies LLC, Senior Notes	6.000%	6/15/25	356,000	349,325 (a)
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	1,180,000	1,046,610 (a)
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	1,090,000	1,036,697 (a)
Total Communications Equipment				4,728,049
Electronic Equipment, Instruments & Components — 0.3%
NCR Atleos Corp., Senior Secured Notes	9.500%	4/1/29	1,350,000	1,486,965 (a)
Software — 1.0%
Cloud Software Group Inc., Secured Notes	9.000%	9/30/29	2,060,000	2,061,399 (a)
Cloud Software Group Inc., Senior Secured Notes	6.500%	3/31/29	1,700,000	1,661,629 (a)
Gen Digital Inc., Senior Notes	6.750%	9/30/27	1,310,000	1,333,560 (a)
Total Software				5,056,588
Technology Hardware, Storage & Peripherals — 0.2%
CA Magnum Holdings, Senior Secured Notes	5.375%	10/31/26	840,000	825,901 (a)

Total Information Technology				12,097,503
Materials — 3.6%
Chemicals — 0.0%††
Anagram Holdings LLC/Anagram International Inc., Secured Notes	10.000%	8/15/26	157,587	2,095 *(j)
Construction Materials — 0.5%
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	6.000%	11/1/28	390,000	387,159 (a)
Summit Materials LLC/Summit Materials Finance Corp., Senior Notes	5.250%	1/15/29	2,160,000	2,143,364 (a)
Total Construction Materials				2,530,523
Containers & Packaging — 0.6%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	2,150,000	456,585 (a)(c)
See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2024
 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Containers & Packaging — continued
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Secured Notes	6.000%	6/15/27	$1,630,000	$1,626,877 (a)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Secured Notes	3.250%	9/1/28	830,000	748,715 (a)
Total Containers & Packaging				2,832,177
Metals & Mining — 2.4%
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	5,080,000	5,407,167 (a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	3,183,000	3,164,065 (a)
Hudbay Minerals Inc., Senior Notes	6.125%	4/1/29	3,560,000	3,589,042 (a)
Total Metals & Mining				12,160,274
Paper & Forest Products — 0.1%
Mercer International Inc., Senior Notes	5.125%	2/1/29	430,000	371,628

Total Materials				17,896,697
Real Estate — 2.6%
Diversified REITs — 1.0%
IIP Operating Partnership LP, Senior Notes	5.500%	5/25/26	1,480,000	1,421,192
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	750,000	662,418
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	246,000	191,573
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, Senior Secured Notes	10.500%	2/15/28	2,570,000	2,740,017 (a)
Total Diversified REITs				5,015,200
Health Care REITs — 0.1%
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	304,000	303,948
Diversified Healthcare Trust, Senior Notes	4.750%	2/15/28	430,000	380,817
Total Health Care REITs				684,765
Hotel & Resort REITs — 1.0%
Service Properties Trust, Senior Notes	8.375%	6/15/29	2,690,000	2,631,311
Service Properties Trust, Senior Secured Notes	8.625%	11/15/31	2,110,000	2,231,827 (a)
Total Hotel & Resort REITs				4,863,138
Real Estate Management & Development — 0.5%
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes, Step bond (10.500% to 11/15/25 then 11.000%)	10.500%	1/15/28	2,201,255	2,256,011 (a)

Total Real Estate				12,819,114
Utilities — 0.4%
Electric Utilities — 0.1%
NextEra Energy Operating Partners LP, Senior Notes	7.250%	1/15/29	570,000	586,822 (a)
Gas Utilities — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp., Senior Notes	5.875%	8/20/26	1,260,000	1,235,732

Total Utilities				1,822,554
Total Corporate Bonds & Notes (Cost — $393,044,249)				389,983,336
Senior Loans — 9.1%
Communication Services — 1.5%
Diversified Telecommunication Services — 0.4%
Qualitytech LP, Term Loan	—	11/4/31	1,690,000	1,673,100 (e)(k)
Media — 1.1%
CB Poly US Holdings Inc., Initial Term Loan (3 mo. Term SOFR + 5.500%)	10.104%	5/18/29	1,587,600	1,574,701 (g)(l)(m)
See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2024 Quarterly Report

 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Media — continued
Gray Television Inc., Term Loan F (1 mo. Term SOFR + 5.250%)	10.094%	6/4/29	$1,067,325	$1,037,808 (g)(l)(m)
Learfield Communications LLC, 2024 Term Loan B (1 mo. Term SOFR + 5.000%)	9.696%	6/30/28	1,267,200	1,274,334 (g)(l)(m)
Virgin Media Bristol LLC, Term Loan Facility Y (3 mo. Term SOFR + 3.275%)	7.724%	3/31/31	1,760,000	1,711,970 (g)(l)(m)
Total Media				5,598,813

Total Communication Services				7,271,913
Consumer Discretionary — 1.3%
Automobile Components — 0.4%
First Brands Group LLC, 2021 First Lien Term Loan (3 mo. Term SOFR + 5.262%)	9.847%	3/30/27	2,007,200	1,957,341 (g)(l)(m)
Specialty Retail — 0.9%
Gannett Holdings LLC, Initial Term Loan (1 mo. Term SOFR + 5.000%)	9.804%	10/15/29	1,180,000	1,181,497 (e)(g)(l)(m)
Spencer Spirit IH LLC, Initial Term Loan (1 mo. Term SOFR + 5.500%)	10.741%	7/15/31	3,350,000	3,355,980 (g)(l)(m)
Total Specialty Retail				4,537,477

Total Consumer Discretionary				6,494,818
Consumer Staples — 0.0%††
Household Products — 0.0%††
Knight Health Holdings LLC, Term Loan B (1 mo. Term SOFR + 5.364%)	10.050%	12/23/28	189,340	116,523 (g)(l)(m)

Financials — 1.4%
Capital Markets — 0.1%
Cardinal Parent Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 4.650%)	9.254%	11/12/27	630,386	602,019 (g)(l)(m)
Consumer Finance — 0.2%
Blackhawk Network Holdings Inc., Term Loan B (1 mo. Term SOFR + 5.000%)	9.685%	3/12/29	907,725	912,994 (g)(l)(m)
Financial Services — 0.6%
Deerfield Dakota Holding LLC, 2021 Replacement Term Loan (3 mo. Term SOFR + 7.012%)	11.615%	4/7/28	340,000	334,475 (g)(l)(m)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (3 mo. Term SOFR + 3.750%)	8.354%	4/9/27	586,224	579,032 (g)(l)(m)
Nexus Buyer LLC, Refinancing Term Loan (1 mo. Term SOFR + 4.000%)	8.685%	7/31/31	1,985,025	1,981,829 (g)(l)(m)
Total Financial Services				2,895,336
Insurance — 0.5%
Accession Risk Management Group Inc., 2023 Delayed Draw Term Loan (3 mo. Term SOFR + 0.118%)	5.500%	11/1/29	61,779	61,701 (f)(g)(l)(m)
Accession Risk Management Group Inc., 2023 Delayed Draw Term Loan 2 (3 mo. Term SOFR + 4.750%)	9.335-9.807%	11/1/29	862,637	861,559 (f)(g)(l)(m)
Asurion LLC, New Term Loan B10 (1 mo. Term SOFR + 4.100%)	8.785%	8/19/28	1,611,190	1,599,251 (g)(l)(m)
Total Insurance				2,522,511

Total Financials				6,932,860
Health Care — 0.5%
Health Care Providers & Services — 0.3%
EyeCare Partners LLC, Term Loan B (3 mo. Term SOFR + 1.100%)	5.717%	11/30/28	1,097,267	813,075 (g)(l)(m)
LifePoint Health Inc., Term Loan B (3 mo. Term SOFR + 3.750%)	8.406%	5/16/31	699,824	701,181 (g)(l)(m)
Total Health Care Providers & Services				1,514,256
See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2024
 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Pharmaceuticals — 0.2%
Gainwell Acquisition Corp., Term Loan B (3 mo. Term SOFR + 4.100%)	8.704%	10/1/27	$962,500	$927,369 (g)(l)(m)

Total Health Care				2,441,625
Industrials — 1.8%
Commercial Services & Supplies — 1.4%
DS Parent Inc., Term Loan B (3 mo. Term SOFR + 5.500%)	10.104%	1/31/31	1,945,125	1,858,810 (g)(l)(m)
LRS Holdings LLC, Term Loan B (1 mo. Term SOFR + 4.364%)	9.050%	8/31/28	1,361,500	1,296,829 (g)(l)(m)
Neptune Bidco US Inc., Term Loan B (3 mo. Term SOFR + 5.100%)	9.758%	4/11/29	462,950	428,999 (g)(l)(m)
Thermostat Purchaser III Inc., Initial Term Loan B1 (3 mo. Term SOFR + 4.400%)	9.004%	8/31/28	2,471,380	2,476,014 (f)(g)(l)(m)
Vortex Opco LLC, Second Out New Money Term Loan (3 mo. Term SOFR + 4.364%)	9.118%	12/17/28	787,285	547,163 (g)(l)(m)
Total Commercial Services & Supplies				6,607,815
Professional Services — 0.4%
Ryan LLC, Delayed Draw Term Loan	—	11/14/30	200,000	199,813 (n)
Ryan LLC, Initial Term Loan (1 mo. Term SOFR + 3.500%)	8.185%	11/14/30	1,890,500	1,888,733 (g)(l)(m)
Total Professional Services				2,088,546

Total Industrials				8,696,361
Information Technology — 2.3%
Communications Equipment — 0.6%
Global Tel Link Corp., Initial Term Loan (1 mo. Term SOFR + 7.500%)	12.185%	7/31/29	3,030,000	2,952,992 (g)(l)(m)
Software — 1.4%
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)	8.535%	10/8/28	2,450,700	2,418,535 (g)(l)(m)
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 4.000%)	8.685%	10/16/26	1,395,850	1,355,636 (g)(l)(m)
DCert Buyer Inc., Second Lien Initial Term Loan (1 mo. Term SOFR + 7.000%)	11.685%	2/19/29	1,450,000	1,228,273 (g)(l)(m)
Magenta Security Holdings LLC, First Out Term Loan (3 mo. Term SOFR + 7.010%)	11.595%	7/27/28	52,657	49,519 (g)(l)(m)
Magenta Security Holdings LLC, Second Out Term Loan (3 mo. Term SOFR + 8.010%)	12.595%	7/27/28	66,699	47,384 (g)(l)(m)
Magenta Security Holdings LLC, Third Out Term Loan (3 mo. Term SOFR + 1.760%)	6.345%	7/27/28	234,451	86,747 (g)(l)(m)
Modena Buyer LLC, Initial Term Loan (3 mo. Term SOFR + 4.500%)	9.104%	7/1/31	2,000,000	1,921,670 (g)(l)(m)
Total Software				7,107,764
Technology Hardware, Storage & Peripherals — 0.3%
Vericast Corp., 2024 Extended Term Loan (3 mo. Term SOFR + 7.750%)	12.354%	6/16/26	1,255,747	1,218,075 (g)(l)(m)

Total Information Technology				11,278,831
Materials — 0.2%
Metals & Mining — 0.2%
Arctic Canadian Diamond Co. Ltd., Second Lien Term Loan	10.000%	12/31/27	861,038	860,745 (e)(f)(l)(m)

Real Estate — 0.1%
Real Estate Management & Development — 0.1%
Cushman & Wakefield U.S. Borrower LLC, 2024 Term Loan 3 (1 mo. Term SOFR + 3.250%)	7.935%	1/31/30	638,400	640,264 (g)(l)(m)

Total Senior Loans (Cost — $45,701,894)				44,733,940
See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2024 Quarterly Report

 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — 5.6%
AIMCO CLO, 2015-AA DR3 (3 mo. Term SOFR + 2.950%)	7.597%	10/17/34	$1,000,000	$1,003,528 (a)(g)
Ameriquest Mortgage Securities Inc., Asset-Backed Pass-Through Certificates, 2002-C M1 (1 mo. Term SOFR + 3.489%)	8.227%	11/25/32	729,625	759,503 (g)
Apex Credit CLO Ltd., 2020-1A DRR (3 mo. Term SOFR + 4.320%)	8.937%	4/20/35	560,000	562,076 (a)(g)
Apex Credit CLO Ltd., 2022-1A D (3 mo. Term SOFR + 4.400%)	9.032%	4/22/33	250,000	251,665 (a)(g)
Apidos CLO Ltd., XXXA CR (3 mo. Term SOFR + 3.000%)	7.632%	10/18/31	750,000	751,688 (a)(g)
Avis Budget Rental Car Funding AESOP LLC, 2019-3A B	2.650%	3/20/26	375,000	372,617 (a)
Bain Capital Credit CLO Ltd., 2019-1A DR2 (3 mo. Term SOFR + 3.100%)	7.717%	4/19/34	850,000	853,825 (a)(g)
Bain Capital Credit CLO Ltd., 2021-4A D (3 mo. Term SOFR + 3.362%)	7.979%	10/20/34	400,000	399,198 (a)(g)
Balboa Bay Loan Funding Ltd., 2020-1A ER (3 mo. Term SOFR + 6.662%)	11.279%	1/20/32	1,350,000	1,350,000 (a)(g)
Ballyrock CLO Ltd., 2022-19A D (3 mo. Term SOFR + 7.110%)	11.727%	4/20/35	1,000,000	995,375 (a)(g)
Barings CLO Ltd., 2023-3A D (3 mo. Term SOFR + 4.500%)	9.156%	10/15/36	370,000	379,267 (a)(g)
BlueMountain CLO Ltd., 2021-31A E (3 mo. Term SOFR + 6.792%)	11.409%	4/19/34	160,000	156,416 (a)(g)
Canyon Capital CLO Ltd., 2020-1A ER (3 mo. Term SOFR + 6.612%)	11.268%	7/15/34	530,000	520,541 (a)(g)
CarVal CLO Ltd., 2024-3A D1 (3 mo. Term SOFR + 3.000%)	7.571%	10/20/37	1,140,000	1,144,731 (a)(g)
CIFC Funding Ltd., 2021-1A D1R (3 mo. Term SOFR + 3.150%)	7.776%	7/25/37	500,000	504,973 (a)(g)
Elmwood CLO Ltd., 2021-3A DR (3 mo. Term SOFR + 3.300%)	7.917%	4/20/34	1,280,000	1,287,755 (a)(g)
Galaxy CLO Ltd., 2018-26A DR (3 mo. Term SOFR + 2.950%)	8.071%	11/22/31	440,000	440,934 (a)(g)
GoldenTree Loan Management US CLO Ltd., 2018-3A D (3 mo. Term SOFR + 3.112%)	7.729%	4/20/30	250,000	250,554 (a)(g)
GoldenTree Loan Management US CLO Ltd., 2022-16A DR (3 mo. Term SOFR + 4.750%)	9.367%	1/20/34	1,060,000	1,073,288 (a)(g)
Greenwood Park CLO Ltd., 2018-1A D (3 mo. Term SOFR + 2.762%)	7.418%	4/15/31	700,000	700,875 (a)(g)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. Term SOFR + 5.212%)	9.868%	4/15/31	480,000	479,993 (a)(g)
Greywolf CLO Ltd., 2020-3RA CR (3 mo. Term SOFR + 3.612%)	8.243%	4/15/33	530,000	532,110 (a)(g)
GSAA Home Equity Trust, 2006-5 2A3 (1 mo. Term SOFR + 0.654%)	5.392%	3/25/36	1,569,753	712,275 (g)
Halsey Point CLO Ltd., 2019-1A E (3 mo. Term SOFR + 7.962%)	12.579%	1/20/33	920,000	924,501 (a)(g)
HPS Loan Management Ltd., 10A-16 CR (3 mo. Term SOFR + 3.412%)	8.029%	4/20/34	750,000	751,510 (a)(g)
Madison Park Funding Ltd., 2016-24A DR2 (3 mo. Term SOFR + 2.950%)	7.567%	10/20/29	590,000	592,645 (a)(g)
Madison Park Funding Ltd., 2018-28A E (3 mo. Term SOFR + 5.512%)	10.168%	7/15/30	1,100,000	1,101,622 (a)(g)
Magnetite Ltd., 2015-12A ER (3 mo. Term SOFR + 5.942%)	10.598%	10/15/31	290,000	291,578 (a)(g)
Magnetite Ltd., 2019-22A DRR (3 mo. Term SOFR + 2.900%)	7.556%	7/15/36	520,000	522,378 (a)(g)
Midocean Credit CLO, 2017-7A D (3 mo. Term SOFR + 4.142%)	8.798%	7/15/29	500,000	502,064 (a)(g)
Mountain View CLO Ltd., 2015-9A CR (3 mo. Term SOFR + 3.382%)	8.038%	7/15/31	440,000	438,239 (a)(g)
MVW LLC, 2021-1WA C	1.940%	1/22/41	266,857	253,432 (a)
Neuberger Berman CLO Ltd., 2017-16SA DR (3 mo. Term SOFR + 3.162%)	7.818%	4/15/34	750,000	755,717 (a)(g)
Ocean Trails CLO, 2014-5A DRR (3 mo. Term SOFR + 3.712%)	8.368%	10/13/31	510,000	510,746 (a)(g)
Ocean Trails CLO Ltd., 2022-12A D1R (3 mo. Term SOFR + 3.500%)	8.117%	7/20/35	550,000	552,140 (a)(g)
OCP CLO Ltd., 2016-11A DR2 (3 mo. Term SOFR + 3.700%)	8.317%	4/26/36	460,000	462,898 (a)(g)
OHA Credit Funding Ltd., 2022-11A D1R (3 mo. Term SOFR + 2.850%)	7.467%	7/19/37	710,000	713,065 (a)(g)
Palmer Square Loan Funding Ltd., 2022-3A CR (3 mo. Term SOFR + 3.000%)	7.656%	4/15/31	730,000	735,083 (a)(g)
Palmer Square Loan Funding Ltd., 2024-1A C (3 mo. Term SOFR + 2.550%)	7.661%	10/15/32	500,000	497,885 (a)(g)
Sculptor CLO Ltd., 26A E (3 mo. Term SOFR + 7.512%)	12.129%	7/20/34	520,000	513,437 (a)(g)
Structured Asset Securities Corp. Trust, 2005-SC1 1A2	6.969%	5/25/31	1,033,174	781,288 (a)(g)
See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2024
 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Symphony Static CLO Ltd., 2021-1A D (3 mo. Term SOFR + 3.012%)	7.637%	10/25/29	$310,000	$311,524 (a)(g)
Voya CLO Ltd., 2017-3A DR (3 mo. Term SOFR + 7.212%)	11.829%	4/20/34	300,000	300,124 (a)(g)
Voya CLO Ltd., 2020-3A DR (3 mo. Term SOFR + 3.512%)	8.129%	10/20/34	500,000	501,796 (a)(g)

Total Asset-Backed Securities (Cost — $28,016,582)				27,496,859
Collateralized Mortgage Obligations(o) — 1.5%
Banc of America Funding Trust, 2015-R4 2A1 (1 mo. Term SOFR + 0.319%)	5.174%	2/25/37	266,082	263,422 (a)(g)
Eagle RE Ltd., 2023-1 M2 (30 Day Average SOFR + 5.200%)	10.057%	9/26/33	920,000	971,831 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	7.907%	1/25/34	790,000	848,517 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA5 M2 (30 Day Average SOFR + 1.650%)	6.507%	1/25/34	69,462	69,781 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-1 M	4.750%	7/25/58	824,603	802,817 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-1 M	4.250%	8/25/59	960,000	909,970 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2024-1 M	5.000%	11/25/63	320,000	270,598 (a)(g)
Federal National Mortgage Association (FNMA) — CAS, 2019-R05 1B1 (30 Day Average SOFR + 4.214%)	9.071%	7/25/39	199,981	208,380 (a)(g)
Federal National Mortgage Association (FNMA) — CAS, 2020-R01 1B1 (30 Day Average SOFR + 3.364%)	8.221%	1/25/40	260,000	268,978 (a)(g)
Federal National Mortgage Association (FNMA) — CAS, 2021-R01 1B1 (30 Day Average SOFR + 3.100%)	7.957%	10/25/41	520,000	534,400 (a)(g)
Federal National Mortgage Association (FNMA) — CAS, 2022-R01 1B1 (30 Day Average SOFR + 3.150%)	8.007%	12/25/41	100,000	102,644 (a)(g)
Federal National Mortgage Association (FNMA) — CAS, 2024-R01 1B1 (30 Day Average SOFR + 2.700%)	7.557%	1/25/44	280,000	285,607 (a)(g)
LHOME Mortgage Trust, 2024-RTL4 M1	7.792%	7/25/39	1,200,000	1,203,564 (a)(g)
Verus Securitization Trust, 2023-8 B1	8.121%	12/25/68	930,000	937,630 (a)(g)

Total Collateralized Mortgage Obligations (Cost — $7,569,002)				7,678,139
			Shares
Investments in Underlying Funds — 1.0%
SPDR Bloomberg Short Term High Yield Bond ETF (Cost — $4,945,326)			192,650	4,908,722
			Face Amount
Convertible Bonds & Notes — 0.7%
Communication Services — 0.2%
Media — 0.2%
DISH Network Corp., Senior Notes	3.375%	8/15/26	1,070,000	906,411

Consumer Discretionary — 0.2%
Hotels, Restaurants & Leisure — 0.2%
DraftKings Holdings Inc., Senior Notes	0.000%	3/15/28	1,020,000	863,430
See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2024 Quarterly Report

 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security		Rate	Maturity Date	Face Amount	Value

Financials — 0.2%
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Two Harbors Investment Corp., Senior Notes		6.250%	1/15/26	$990,000	$966,735

Industrials — 0.0%††
Electrical Equipment — 0.0%††
Bloom Energy Corp., Senior Notes		3.000%	6/1/29	410,000	330,053 (a)

Utilities — 0.1%
Independent Power and Renewable Electricity Producers — 0.1%
NextEra Energy Partners LP, Senior Notes		2.500%	6/15/26	410,000	385,520 (a)

Total Convertible Bonds & Notes (Cost — $3,759,237)					3,452,149
Sovereign Bonds — 0.2%
Argentina — 0.2%
Argentine Republic Government International Bond, Senior Notes		1.000%	7/9/29	124,419	89,602
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)		0.750%	7/9/30	595,591	402,222
Argentine Republic Government International Bond, Senior Notes, Step bond (4.125% to 7/9/27 then 4.750%)		4.125%	7/9/35	953,791	528,791

Total Sovereign Bonds (Cost — $1,039,733)					1,020,615
				Shares/Units
Common Stocks — 0.1%
Energy — 0.0%††
Oil, Gas & Consumable Fuels — 0.0%††
Permian Production Partners LLC				37,916	24,645 *(e)(f)

Health Care — 0.1%
Pharmaceuticals — 0.1%
Endo Inc.				9,469	241,554 *

Materials — 0.0%††
Metals & Mining — 0.0%††
Arctic Canadian Diamond Co. Ltd.				871	81,483 *(e)(f)

Total Common Stocks (Cost — $235,296)					347,682
	Counterparty	Expiration Date	Contracts	Notional Amount
Purchased Options — 0.0%††
OTC Purchased Options — 0.0%††
Credit default swaption to buy protection on Markit CDX.NA.HY.43 Index, Put @ 104.500bps, 500.000bps quarterly payments paid by the Fund, maturing on 12/20/29 (Cost — $56,430)	Goldman Sachs Group Inc.	12/18/24	9,900,000	9,900,000	33,127
See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2024
 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security		Expiration Date	Warrants	Value
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
flyExclusive Inc. (Cost — $13,034)		5/28/28	13,613	$2,581 *
Total Investments before Short-Term Investments (Cost — $484,380,783)				479,657,150
	Rate		Shares
Short-Term Investments — 0.4%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $2,110,009)	4.821%		2,110,009	2,110,009 (p)(q)
Total Investments — 97.7% (Cost — $486,490,792)				481,767,159
Other Assets in Excess of Liabilities — 2.3%				11,351,229
Total Net Assets — 100.0%				$493,118,388

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(d)	Securities traded on a when-issued or delayed delivery basis.
(e)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(f)	Security is valued using significant unobservable inputs (Note 1).
(g)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)	Security has no maturity date. The date shown represents the next call date.
(i)	Value is less than $1.
(j)	The coupon payment on this security is currently in default as of October 31, 2024.
(k)	All or a portion of this loan has not settled as of October 31, 2024. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(m)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(n)
All or a portion of this loan is unfunded as of October 31, 2024. The interest rate for fully unfunded term loans is to be determined. At October 31, 2024, the total principal amount and market value of unfunded commitments totaled $200,000 and $199,813, respectively.

(o)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(p)	Rate shown is one-day yield as of the end of the reporting period.
(q)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At October 31, 2024, the total market value of investments in Affiliated Companies was $2,110,009 and the cost was $2,110,009 (Note 2).

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2024 Quarterly Report

 Western Asset Short Duration High Income Fund
Abbreviation(s) used in this schedule:
bps	—	basis points (100 basis points = 1.00%)
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
ETF	—	Exchange-Traded Fund
ICE	—	Intercontinental Exchange
PIK	—	Payment-In-Kind
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
SPDR	—	Standard & Poor’s Depositary Receipts
USD	—	United States Dollar
At October 31, 2024, the Fund had the following written options contracts:

OTC Written Options
Security	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount	Value
Credit default swaption to sell protection on Markit CDX.NA.IG.43 Index, Put, 100.000bps quarterly payments received by the Fund, maturing on 12/20/29 (Premiums received — $58,084)	Goldman Sachs Group Inc.	12/18/24	65.000 bps	44,680,000	$44,680,000 ‡	$(33,469)

‡
In the event an option is exercised and a credit event occurs as defined under the terms of the swap agreement, the notional amount is the maximum potential amount that could be required to be paid as a seller of credit protection or received as a buyer of credit protection.

Abbreviation(s) used in this schedule:
bps	—	basis points (100 basis points = 1.00%)
At October 31, 2024, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
EUR	228,114	USD	251,454	Bank of America N.A.	1/16/25	$(2,480)
CAD	478,773	USD	349,020	BNP Paribas SA	1/16/25	(4,218)
AUD	809,439	USD	545,036	JPMorgan Chase & Co.	1/16/25	(12,010)
Net unrealized depreciation on open forward foreign currency contracts						$(18,708)

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
USD	—	United States Dollar
See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2024
 Western Asset Short Duration High Income Fund
At October 31, 2024, the Fund had the following open swap contracts:
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at October 31, 2024[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
American Airlines Group Inc., 6.500%, due 7/1/25	$1,883,000	12/20/29	5.989%	5.000% quarterly	$(72,105)	$(125,963)	$53,858
American Axle & Manufacturing Inc., 6.250%, due 3/15/26	850,000	12/20/29	4.309%	5.000% quarterly	24,479	28,919	(4,440)
Calpine Corp., 5.125%, due 3/15/28	2,080,000	12/20/29	1.518%	5.000% quarterly	325,618	305,589	20,029
Ford Motor Co., 4.346%, due 12/8/26	1,400,000	6/20/29	1.535%	5.000% quarterly	200,062	186,553	13,509
Nabors Industries Inc., 5.750%, due 2/1/25	930,000	6/20/29	5.670%	1.000% quarterly	(160,607)	(157,142)	(3,465)
Total	$7,143,000				$317,447	$237,956	$79,491

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at October 31, 2024[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
OneMain Finance Corp., 6.625%, due 1/15/28	$1,160,000	6/20/29	2.064%	5.000% quarterly	$(137,674)	$(125,032)	$(12,642)
Transocean Inc., 8.000%, due 2/1/27	930,000	6/20/29	3.881%	1.000% quarterly	105,884	110,106	(4,222)
Total	$2,090,000				$(31,790)	$(14,926)	$(16,864)

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Short Duration High Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities, including exchange-traded funds, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Short Duration High Income Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$48,950,830	$745,405	$49,696,235
Financials	—	42,052,683	0 *	42,052,683
Health Care	—	34,528,204	0 *	34,528,204
Other Corporate Bonds & Notes	—	263,706,214	—	263,706,214
Senior Loans:
Financials	—	6,009,600	923,260	6,932,860
Industrials	—	6,220,347	2,476,014	8,696,361
Materials	—	—	860,745	860,745
Other Senior Loans	—	28,243,974	—	28,243,974
Asset-Backed Securities	—	27,496,859	—	27,496,859
Collateralized Mortgage Obligations	—	7,678,139	—	7,678,139
Investments in Underlying Funds	$4,908,722	—	—	4,908,722
Convertible Bonds & Notes	—	3,452,149	—	3,452,149
Sovereign Bonds	—	1,020,615	—	1,020,615
Common Stocks:
Energy	—	—	24,645	24,645
Health Care	—	241,554	—	241,554
Materials	—	—	81,483	81,483
Purchased Options	—	33,127	—	33,127
Warrants	—	2,581	—	2,581
Total Long-Term Investments	4,908,722	469,636,876	5,111,552	479,657,150
Short-Term Investments†	2,110,009	—	—	2,110,009
Total Investments	$7,018,731	$469,636,876	$5,111,552	$481,767,159
Other Financial Instruments:
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	$87,396	—	$87,396
Total	$7,018,731	$469,724,272	$5,111,552	$481,854,555

Western Asset Short Duration High Income Fund 2024 Quarterly Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	—	$33,469	—	$33,469
Forward Foreign Currency Contracts††	—	18,708	—	18,708
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	7,905	—	7,905
Centrally Cleared Credit Default Swaps on Corporate Issues — Buy Protection††	—	16,864	—	16,864
Total	—	$76,946	—	$76,946

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of July 31, 2024	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Corporate Bonds & Notes:
Energy	—	$160	—	$(160)	$745,405
Financials	$30,300	—	—	(30,300)	—
Health Care	0 *	—	—	—	—
Senior Loans:
Consumer Discretionary	3,383,500	1,730	—	(29,250)	—
Financials	925,403	642	$875	(1,514)	58,457
Health Care	861,262	335	12	68,260	—
Industrials	3,767,184	649	40	14,664	—
Materials	850,664	—	—	10,081	—
Real Estate	641,592	450	(971)	(18,631)	—
Common Stocks:
Energy	24,645	—	—	—	—
Materials	121,454	—	—	(39,971)	—
Total	$10,606,004	$3,966	$(44)	$(26,821)	$803,862

Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3[2]	Balance as of October 31, 2024	Net change in unrealized appreciation (depreciation) for investments in securities still held at October 31, 2024[1]
Corporate Bonds & Notes:
Energy	—	—	—	$745,405	$(160)
Financials	—	—	—	0 *	(30,300)
Health Care	—	—	—	0 *	—
Senior Loans:
Consumer Discretionary	—	—	$(3,355,980)	—	—

Western Asset Short Duration High Income Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3[2]	Balance as of October 31, 2024	Net change in unrealized appreciation (depreciation) for investments in securities still held at October 31, 2024[1]
Financials	$(60,603)	—	—	$923,260	$(1,514)
Health Care	(2,500)	—	$(927,369)	—	—
Industrials	(9,694)	—	(1,296,829)	2,476,014	1,086
Materials	—	—	—	860,745	10,081
Real Estate	(622,440)	—	—	—	—
Common Stocks:
Energy	—	—	—	24,645	—
Materials	—	—	—	81,483	(39,971)
Total	$(695,237)	—	$(5,580,178)	$5,111,552	$(60,778)

*	Amount represents less than $1.
[1]
Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended October 31, 2024. The following transactions were effected in such company for the period ended October 31, 2024.

	Affiliate Value at July 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$543,759	$70,445,274	70,445,274	$68,879,024	68,879,024

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$114,194	—	$2,110,009

Western Asset Short Duration High Income Fund 2024 Quarterly Report